Leases (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Leases
Right-of-use assets under operating leases	$ 62,516	$ 122,779
Operating lease liabilities, current	0	0
Operating lease liabilities, non-current	0	0
Total operating lease liabilities	$ 0	$ 0